Parent Company Information - Schedule of Statements of Operations and Comprehensive Loss (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statements of Operations and Comprehensive Loss [Line Items]
Operating expenses	$ (3,096,483)	$ (1,579,979)	$ (2,309,152)
Loss from operations	(3,096,483)	(1,579,979)	(2,309,152)
Other expenses	(761,487)	(853,557)	(1,289,328)
Net loss	(3,857,970)	(2,433,536)	(3,598,480)
Foreign currency translation adjustments	741,523	(479,801)	(560,679)
Comprehensive loss	$ (3,116,447)	$ (2,913,337)	$ (4,159,159)